Current Taxes and Deferred Taxes - Reconciliation of effective tax rate (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax rate %
Income tax calculated on net income before tax (as a percent)		27.00%	27.00%	25.50%
Subordinated Debt Payment (as a percent)	[1]		(3.21%)	(5.67%)
Additions or deductions (as a percent)	[2]	(5.10%)	(4.18%)	(2.88%)
Effect of changes in tax rate (as a percent)				(0.83%)
Other (as a percent)		0.43%	1.32%	0.67%
Effective rate and income tax expense (as a percent)		22.34%	20.93%	16.79%
Credit to Income for tax rate change
Income tax calculated on net income before tax		$ 209,901	$ 206,116	$ 175,298
Subordinated Debt Payment	[1]		(24,515)	(38,997)
Additions or deductions	[2]	(39,612)	(31,894)	(19,794)
Effect of changes in tax rate				(5,729)
Other		3,372	10,061	4,583
Effective rate and income tax expense		$ 173,661	$ 159,768	$ 115,361

[1]	The tax expense related to the subordinated debt held by SAOS S.A, it ended during the current fiscal year, as a result of the generation of sufficient resources to pay off the total debt.
[2]	The deductions of the tax rate for 2017, 2018 and 2019 mainly relate to permanent differences between tax and financial accounting rules.